Finance Income	9 Months Ended
Sep. 30, 2024
Finance Income [Abstract]
Finance Income	Finance Income

	Three months ended September 30,		Nine months ended September 30,
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Bank interest income	3,363	4,436	11,067	12,213
	3,363	4,436	11,067	12,213